CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Capital and reserves [Line Items]
Schedule of changes in incentive share options outstanding

The changes in share options outstanding are summarized as follows:

	Weighted	Number of
	average	shares issued
	Exercise	or issuable on
	price	exercise

Balance - December 31, 2020	$2.17	10,245,934

Share options granted	$2.17	1,970,000
Share options exercised	$1.66	(2,272,431)
Share options forfeited or expired	$2.85	(271,385)

Balance - December 31, 2021	$2.27	9,672,118

Balance - December 31, 2019	$1.81	10,465,233

Share options granted	$3.07	2,003,200
Share options exercised	$1.28	(2,217,499)
Share options forfeited or expired	$0.60	(5,000)

Balance - December 31, 2020	$2.17	10,245,934

Schedule of incentive share options outstanding and exercisable

Share options outstanding and exercisable at December 31, 2021 are summarized as follows:

	Options Outstanding			Options Exercisable
	Number of			Number of
	Shares	Average	Average	Shares	Average
	Issuable on	Remaining	Exercise	Issuable on	Exercise
Exercise Price	Exercise	Life (Years)	Price	Exercise	Price

$1.27	1,162,500	2.01	$1.27	1,162,500	$1.27
$1.27	325,000	0.01	$1.27	—	$1.27
$1.75	40,000	0.62	$1.75	40,000	$1.75
$1.93	60,000	1.36	$1.93	60,000	$1.93
$2.07	1,223,400	1.08	$2.07	1,223,400	$2.07
$2.07	587,000	1.08	$2.07	—	$2.07
$2.12	65,000	3.29	$2.12	43,333	$2.12
$2.17	1,970,000	4.96	$2.17	656,667	$2.17
$2.32	790,000	0.09	$2.32	790,000	$2.32
$2.61	1,900,484	2.95	$2.61	1,900,484	$2.61
$3.19	1,498,734	3.96	$3.19	999,156	$3.19
$3.86	50,000	3.69	$3.86	33,333	$3.86

	9,672,118	2.71	$2.27	6,908,873	$2.29

Restricted share units
Capital and reserves [Line Items]
Schedule of changes in share options outstanding

The changes in RSUs outstanding are summarized as follows:

Number of
shares issued
or issuable
on vesting

Balance - December 31, 2020	566,340

RSUs granted(i)	1,505,449
RSUs vested	(873,722)

Balance - December 31, 2021	1,198,067

Balance - December 31, 2019	663,670

RSUs granted	345,000
RSUs vested	(442,330)

Balance - December 31, 2020	566,340

(i)RSUs granted include grants to certain employees of the Corporation that include 474,500 performance-based RSUs and 266,500 RSUs issued as settlement of annual cash bonuses. As at December 31, 2021, nil performance-based RSUs have vested.

Deferred Share Units [Member]
Capital and reserves [Line Items]
Schedule of changes in share options outstanding

The changes in DSUs outstanding are summarized as follows:

Number of
shares issued
or issuable
on vesting

Balance - December 31, 2020	—

DSUs granted	366,000
DSUs vested	(366,000)

Balance - December 31, 2021	—